UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03758

MATRIX ADVISORS VALUE FUND, INC.
(Exact name of registrant as specified in charter)

747 Third Avenue, 31st Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017
(Name and address of agent for service)

1(800) 366-6223
Registrant's telephone number, including area code

Copies to:

Christopher J. Tafone
Paul, Hastings, Janofsky & Walker, LLP
75 East 55th Street,
New York, New York 10022

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004

All required items for the period ended June 30, 2004, are incorporated by reference in the Form N-CSR filed on September 9, 2004.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matrix Advisors Value Fund, Inc.

By (Signature and Title)   /s/ DAVID A. KATZ
David A. Katz, President

Date   July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ DAVID A. KATZ
David A. Katz, President/Treasurer

Date _______July 27, 2005___________________________________________